Employees and remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Employees and remuneration of key management personnel
Schedule of average number of employees by individual geographical segment	Average number of employees

	2025 '000	2024 '000	2023 '000
North America	4	4	5
EMEA & LatAm	12	13	12
APAC	8	7	7
Total	24	24	24

Schedule of Group's total employment costs

Aggregate remuneration of all employees including Directors

	2025 £m	2024 £m	2023 £m
Wages and salaries[1]	1,692	1,772	1,751
Social security costs	175	173	176
Pensions and other post-employment costs (Note 20)	25	29	26
Share-based incentive plans (Note 26)	95	117	88
Severance costs from integration and restructuring activities	48	79	108
Total	2,035	2,170	2,149

[1]Included in wages and salaries are costs in relation to defined contribution pension schemes, principally in the US and UK, of £62m (2024: £60m, 2023: £70m).

Schedule of remuneration of key management personnel

	2025 £m	2024 £m	2023 £m
Wages and salaries	23	22	19
Social security costs	5	3	2
Defined contribution schemes	1	1	1
Share-based incentive plans	20	20	15
Non-executive directors fees	2	2	2
Total	51	48	39